Supplement Dated May 22, 2013
To the Current Prospectus and Statement of Additional Information

ING PrimElite

Issued by ING USA Annuity and Life Insurance Company
Through Its Separate Account EQ

This supplement updates the prospectus and statement of additional information (“SAI”) for your variable annuity contract and any subsequent supplements thereto. Please read it carefully and keep it with your copy of the prospectus and SAI for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

IMPORTANT INFORMATION REGARDING THE COMPANY

Information about the ING USA Annuity and Life Insurance Company found in your prospectus and/or Statement of Additional Information is deleted and replaced with the following:

ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Until May 7, 2013, ING USA was a wholly owned indirect subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the District of Columbia. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance Company.

Pursuant to an agreement with the European Commission (“EC”), ING has agreed to divest itself of ING U.S., Inc. and its subsidiaries, including ING USA (collectively “ING U.S.”), which constitutes ING’s U.S.-based retirement, investment management and insurance operations. To effect this divestment, on May 7, 2013 ING completed an initial public offering
(“IPO”) of the common stock of ING U.S. While ING is currently the majority shareholder of the common stock of ING
U.S., pursuant to the agreement with the EC mentioned above ING is required to divest itself of at least 25% of ING U.S.
by the end of 2013, more than 50% by the end of 2014 and 100% by the end of 2016.

IMPORTANT INFORMATION REGARDING THE INVESTMENT PORTFOLIOS

The following table reflects investment portfolio name changes since the date of your last prospectus supplement.

Fund Name Changes
Former Fund Name	New Fund Name
Legg Mason ClearBridge Variable Large Cap Value Portfolio	ClearBridge Variable Large Cap Value Portfolio
ING Invesco Van Kampen Comstock Portfolio	ING Invesco Comstock Portfolio
ING Invesco Van Kampen Equity and Income Portfolio	ING Invesco Equity and Income Portfolio
ING Invesco Van Kampen Growth and Income Portfolio	ING Invesco Growth and Income Portfolio

The following investment portfolios are closed to new premiums and transfers. Contract owners who have value in any of the investment portfolios listed below may leave their contract value in these investments.

Closed Investment Portfolios
ING Clarion Real Estate Portfolio	ING Index Plus MidCap Portfolio
ING Growth and Income Portfolio (Class I)	ING Index Plus SmallCap Portfolio
ING Index Plus LargeCap Portfolio

X.111686-13GW	Page 1 of 4	May 2013

Open Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal. There is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds.
Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the
Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

The following table reflects the investment portfolios that are, effective May 1, 2013, open and available to new premiums and transfers under your Contract along with each portfolio’s investment adviser/subadviser and investment objective.
Please refer to the funds prospectuses for more detailed information. Fund prospectuses may be obtained free of charge from our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the
SEC’s website (http://www.sec.gov), or by contacting the SEC Public Reference Room at (202) 942-8090 or call (800)
SEC-0330. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an email request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100
F Street, N.E., Room 1580, Washington, D.C. 20549-0102. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING American Funds International Portfolio	Seeks to provide you with long-term growth of capital.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
and Management CompanySM

ING Growth and Income Portfolio (Class ADV)	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities convertible
Investment Adviser: ING Investments, LLC	into common stocks. It is anticipated that capital appreciation
Investment Subadviser: ING Investment Management	and investment income will both be major factors in achieving
Co. LLC	total return.

ING Intermediate Bond Portfolio	Seeks to maximize total return consistent with reasonable risk.
The Portfolio seeks its objective through investments in a
Investment Adviser: ING Investments, LLC	diversified portfolio consisting primarily of debt securities. It is
Investment Subadviser: ING Investment Management	anticipated that capital appreciation and investment income will
Co. LLC	both be major factors in achieving total return.

ING International Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of a widely accepted International
Investment Adviser: ING Investments, LLC	Index.
Investment Subadviser: ING Investment Management
Co. LLC

ING Invesco Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

X.111686-13GW	Page 2 of 4	May 2013

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Invesco Equity and Income Portfolio	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Invesco Growth and Income Portfolio	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Large Cap Growth Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Liquid Assets Portfolio	Seeks a high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING MFS Total Return Portfolio	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capital. Secondarily seeks reasonable
Investment Subadviser: Massachusetts Financial	opportunity for growth of capital and income.
Services Company

ING MidCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Morgan Stanley Global Franchise Portfolio	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Morgan Stanley Investment
Management Inc.

ING Retirement Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that can
Investment Adviser: Directed Services LLC	be expected to be greater than that of ING Retirement Moderate
Asset Allocation Committee	Growth Portfolio.

ING Retirement Moderate Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that can
Investment Adviser: Directed Services LLC	be expected to be greater than that of ING Retirement Moderate
Asset Allocation Committee	Portfolio but less than that of ING Retirement Growth Portfolio.

ING Retirement Moderate Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that can
Investment Adviser: Directed Services LLC	be expected to be greater than that of ING Retirement
Asset Allocation Committee	Conservative Portfolio but less than that of ING Retirement
Moderate Growth Portfolio.

X.111686-13GW	Page 3 of 4	May 2013

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co. LLC

Western Asset Variable High Income Portfolio	Seeks to provide high current income as its primary objective and capital appreciation as its secondary objective.
Investment Adviser: Legg Mason Partners Fund Advisor,
LLC
Investment Subadviser: Western Asset Management
Company and Western Asset Management Company
Limited

ClearBridge Variable Large Cap Value Portfolio	Seeks long-term growth of capital. Current income is a
secondary objective.
Investment Adviser: Legg Mason Partners Fund Advisor,
LLC
Investment Subadviser: ClearBridge Investments , LLC

Legg Mason Variable Lifestyle Allocation 50% Portfolio	Seeks balance of growth of capital and income.

Investment Adviser: Legg Mason Partners Fund Advisor,
LLC
Investment Subadviser: Legg Mason Global Asset
Allocation, LLC (“LMGAA”)

Legg Mason Variable Lifestyle Allocation 70% Portfolio	Seeks long term growth of capital.

Investment Adviser: Legg Mason Partners Fund Advisor,
LLC
Investment Subadviser: Legg Mason Global Asset
Allocation, LLC (“LMGAA”)

Legg Mason Variable Lifestyle Allocation 85% Portfolio	Seeks capital appreciation.

Investment Adviser: Legg Mason Partners Fund Advisor,
LLC
Investment Subadviser: Legg Mason Global Asset
Allocation, LLC (“LMGAA”)

X.111686-13GW	Page 4 of 4	May 2013